Other Current Liabilities	12 Months Ended
Dec. 31, 2024
Other Current Liabilities [Abstract]
Other Current Liabilities
16.	Other Current Liabilities

Other current liabilities consist of the following:

		As of December 31,
		2024	2023
Accrued payroll and employee-related costs		37,435,535	59,536,138
Payable for acquisition of property and equipment		75,330,611	116,595,550
Guarantee deposits		16,808,155	31,595,673
Accrued marketing expenses		7,528,051	14,484,257
Sundry taxes payable		10,435,265	10,932,318
Accrued professional service fees		10,733,915	19,885,878
Accrued offering costs	(i)	1,581,448	2,833,080
Accrued rental expenses		2,371,324	3,616,613
Other accrual expenses		28,982,559	32,236,341
		191,206,863	291,715,848

(i) In August 2022, the Company entered into a professional services contract with a financial intermediary firm pursuant to which, the firm provided professional services to the Company in connection with Merger Transactions and the Company is obligated to pay a service fee of US$3,000,000. Under the agreement, the Company settled US$1,000,000 of the service fee in cash in October 2022 and has an option at its sole discretion to settle the remaining US$2,000,000 of the service fee in following year either in cash or by issuing 40,000 ordinary Shares of the Company when certain conditions were met upon the consummation of the Merger Transactions on September 28, 2022. The Company accounted for the option to settle such service fee in ordinary shares as a liability-settled share-based payment. The option is re-measured at fair value periodically until the settlement of payment. As of December 31, 2024, the fair value of options is US$200,000 (equivalent to RMB1,581,448).